Net income per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income per ordinary share
Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	7,726,118	7,732,132	7,732,132